Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognised in net income	$ 1,297	$ 4,084	$ 7,934
Total net gains recognised in comprehensive income	12,713	4,254	6,799
Spot and forward foreign exchange | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognised in net income	(322)	110	(724)
Currency Swap | Designated as Hedging Instrument | Net change in unrealised gains and losses on translation of net investment in foreign operations | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains recognised in comprehensive income	12,713	4,254	6,799
Currency Swap | Foreign exchange revenue | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognised in net income	2,710	1,643	7,916
Currency Swap | Foreign exchange revenue | Designated as Hedging Instrument | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognised in net income	$ (1,091)	$ 2,331	$ 742